Non-current Assets - Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets Mandatorily Measured at FVPL (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Unlisted Equity Securities
Disclosure of fair value measurement of assets [line items]
Financial assets measured at FVPL	$ 16,335,859	$ 16,666,665